Receivables	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Receivables
11 Receivables
Receivables from group companies and other receivables have a maturity of less than one year.
Aegon N.V., together with certain of its subsidiaries, is part of a tax grouping for Dutch corporate income tax purposes. The members of the fiscal unit are jointly and severally liable for any taxes receivable or payable by the Dutch tax grouping.
Other receivables in 2019 included an income tax receivable of EUR 134 million.